Consolidated Statement of Changes in Equity - GBP (£) £ in Thousands	Share capital	Share premium.	Other reserves	Net parent investment	Accumulated deficit	Total
Balance at the beginning at Dec. 31, 2018				£ 643		£ 643
Loss for the period						(7,484)
Total comprehensive loss for the year				(7,484)		(7,484)
Movement in net parent investment				11,003		11,003
Balance at the end at Dec. 31, 2019				4,162		4,162
Loss for the period						(12,326)
Total comprehensive loss for the year				(7,175)	£ (5,151)	(12,326)
Share based payment transactions					96	96
Movement in net parent investment				7,130		7,130
Transfer to Other reserves			£ 4,117	£ (4,117)
Balance at the end at Dec. 31, 2020		£ 0	4,117		(5,055)	(938)
Loss for the period					(245,224)	(245,224)
Translation differences			(85)			(85)
Total comprehensive loss for the year			(85)		(245,224)	(245,309)
Share based payment transactions					156	156
Share acquisition	£ 16		50,724			50,740
PIPE investment		71,036				71,036
Capital reorganization		74,265				74,265
Issuance of warrants		103,053	8,558			111,611
Balance at the end at Dec. 31, 2021	£ 16	£ 248,354	£ 63,314		£ (250,123)	£ 61,561